Voya High Yield Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			6.90%	2.76%	4.12%
Performance Inception Date		May 22, 2006
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class ADV | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.19%	4.20%	5.16%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.42%	3.38%	4.74%
Performance Inception Date		Apr. 29, 2005
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class I | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.19%	4.20%	5.16%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			7.28%	3.12%	4.49%
Performance Inception Date		May 03, 2004
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class S | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.19%	4.20%	5.16%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			7.12%	2.97%	4.33%
Performance Inception Date		Dec. 29, 2006
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class S2 | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.19%	4.20%	5.16%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.